Intangible Assets (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
Intangible assets consisted of the following as of:
	September 30, 2021
	Useful Life	Gross Carrying Value	Accumulated Amortization	Net Book Value
	(in thousands)
Customer relationships	3-20 years	$553,755	$168,013	$385,742
Developed technology	2-12 years	97,707	38,192	59,515
Trade name	3-10 years	34,973	13,353	21,620
Non-compete agreements	3-5 years	2,399	1,428	971
Total		$688,834	$220,986	$467,848
	December 31, 2020
	Useful Life	Gross Carrying Value	Accumulated Amortization	Net Book Value
	(in thousands)
Customer relationships	3-20 years	$502,614	$113,934	$388,680
Developed technology	2-12 years	85,510	27,311	58,199
Trade name	3-10 years	32,729	10,151	22,578
Non-compete agreements	3-5 years	2,295	1,023	1,272
Total		$623,148	$152,419	$470,729

Intangible assets consisted of the following as of December 31, 2020 and 2019:
	2020
	Useful Life	Gross Carrying Value	Accumulated Amortization	Net Book Value
	in thousands
Customer relationships	3-20 years	$502,614	$113,934	$388,680
Developed technology	2-12 years	85,510	27,311	58,199
Trade name	3-10 years	32,729	10,151	22,578
Non-compete agreements	3-5 years	2,295	1,023	1,272
Total		$623,148	$152,419	$470,729
	2019
	Useful Life	Gross Carrying Value	Accumulated Amortization	Net Book Value
	in thousands
Customer relationships	5-19 years	$356,253	$58,008	$298,245
Developed technology	2-10 years	64,846	16,614	48,232
Trade name	3-7 years	26,033	6,624	19,409
Non-compete agreements	2.5-5 years	1,791	567	1,224
Total		$448,923	$81,813	$367,110

Amortization Expense for Intangible Assets
Amortization expense for the Company’s intangible assets for the years ending December 31 are as follows (in thousands):
Years ending December 31:
2021	$ 85,836
2022	81,437
2023	71,907
2024	57,377
2025	46,552
Thereafter	127,620
Total amortization expense for the Company’s intangible assets	$ 470,729